Long-Term Incentive Plan (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Payout Calculation Established Financial Metric	80.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Payout Calculation Established Financial Metric and Personal Performance	20.00%
Limited partners' capital account, units issued	9,400,000.0
Limited partner unitholders, units remaining available	2,400,000
Performance-based awards, description of payout calculation	For performance-based awards, we base the payout calculation for 80% of the award solely on the attainment of a financial metric established by the compensation committee. We account for this portion of the award grants as equity. We base the payout calculation for the remaining 20% of the unit awards on both the attainment of a financial metric and the individual employee's personal performance as determined by the compensation committee.